UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho            August 14, 2012
--------------------------     --------------------         ------------------
       [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     33

Form 13F Information Table Value Total:     $668,558
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

                                                    FORM 13F INFORMATION TABLE
                                                             June 30, 2012


COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                                              VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION  MNGRS    SOLE   SHARED NONE
AGNICO EAGLE MINES LTD         COM                008474108   32,691      807,981 SH          SOLE      NONE      807,981
ANGLOGOLD ASHANTI LTD          SPONSORED ADR      035128206   18,653      543,200     CALL    SOLE      NONE      543,200
AURICO GOLD INC                COM                05155C105   28,418    3,547,834 SH          SOLE      NONE    3,547,834
AURIZON MINES LTD              COM                05155P106    7,707    1,696,825 SH          SOLE      NONE    1,696,825
BARRICK GOLD CORP              COM                067901108   49,001    1,304,259 SH          SOLE      NONE    1,304,259
BARRICK GOLD CORP              COM                067901108   25,074      667,400     CALL    SOLE      NONE      667,400
COEUR D ALENE MINES CORP IDA   COM NEW            192108504   22,333    1,271,795 SH          SOLE      NONE    1,271,795
COMSTOCK MNG INC               COM                205750102    1,699      688,026 SH          SOLE      NONE      688,026
ELDORADO GOLD CORP NEW         COM                284902103   15,051    1,220,884 SH          SOLE      NONE    1,220,884
EXETER RES CORP                COM                301835104    3,429    2,064,017 SH          SOLE      NONE    2,064,017
GOLDCORP INC NEW               COM                380956409      693       18,440 SH          SOLE      NONE       18,440
GOLDEN MINERALS CO             COM                381119106      731      162,000 SH          SOLE      NONE      162,000
GOLDEN STAR RES LTD CDA        COM                38119T104    2,114    1,822,482 SH          SOLE      NONE    1,822,482
HUDBAY MINERALS INC            COM                443628102    7,693      996,800 SH          SOLE      NONE      996,800
IAMGOLD CORP                   COM                450913108    2,060      174,000 SH          SOLE      NONE      174,000
ISHARES SILVER TRUST           ISHARES            46428Q109   36,931   13,857,900     CALL    SOLE      NONE   13,857,900
JAGUAR MNG INC                 COM                47009M103    2,754    2,354,287 SH          SOLE      NONE    2,354,287
KIMBER RES INC                 COM                49435N101    1,787    2,490,199 SH          SOLE      NONE    2,490,199
KINROSS GOLD CORP              COM NO PAR         496902404   63,668    7,812,052 SH          SOLE      NONE    7,812,052
KOBEX MINERALS INC             COM                49989c105      134      238,285 SH          SOLE      NONE      238,285
MAG SILVER CORP                COM                55903q104    8,687      986,206 SH          SOLE      NONE      986,206
MARKET VECTORS ETF TR          JR GOLD MINERS E   57060u589   37,292    1,941,283 SH          SOLE      NONE    1,941,283
MIDWAY GOLD CORP               COM                598153104      591      445,429 SH          SOLE      NONE      445,429
NEWMONT MINING CORP            NOTE  1.250% 7/1   651639AH9   10,808      222,800     CALL    SOLE      NONE      222,800
PAN AMERICAN SILVER CORP       COM                697900108    9,022      523,633 SH          SOLE      NONE      523,633
PRETIUM RES INC                COM                74139c102    6,941      500,000 SH          SOLE      NONE      500,000
PRIMERO MNG CORP               COM                74164W106   11,392    4,406,200 SH          SOLE      NONE    4,406,200
RANDGOLD RES LTD               ADR                752344309    8,829       98,092 SH          SOLE      NONE       98,092
RUBICON MINERALS CORP          COM                780911103   22,207    7,263,300 SH          SOLE      NONE    7,263,300
SPDR GOLD TRUST                GOLD SHS           78463V107   35,438      228,350 SH          SOLE      NONE      228,350
SPDR GOLD TRUST                GOLD SHS           78463V107  124,627    8,030,600     CALL    SOLE      NONE    8,030,600
STILLWATER MNG CO              COM                86074q102   43,490    5,092,508 SH          SOLE      NONE    5,092,508
VISTA GOLD CORP                COM NEW            927926303   26,614    9,145,644 SH          SOLE      NONE    9,145,644




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